Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
Environmental Exit Costs by Cost [Table Text Block]
The table below reflects the amounts of accrued liabilities recorded in our consolidated balance sheets related to environmental matters that are considered to be probable and reasonably estimable. Except for matters discussed above, we do not have any material environmental matters assessed as reasonably possible that would require disclosure in our consolidated financial statements.

	December 31,
	2013	2012
Current	$47	$46
Non-current	356	166
Total environmental liabilities	$403	$212

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease commitments for such leases are:

Years Ending December 31:
2014	$83
2015	81
2016	72
2017	68
2018	55
Thereafter	454
Future minimum lease commitments	813
Less: Sublease rental income	(57)
Net future minimum lease commitments	$756